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PENN MUTUAL AM STRATEGIC INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND III

Penn Mutual AM Strategic Income Fund (the “Fund”)

Supplement dated December 30, 2022

to the Fund’s Prospectus, dated May 1, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

It is expected that the Fund’s current performance benchmark, the ICE BofA 3-Month USD LIBOR Index, will be discontinued beginning on or around June 30, 2023 in connection with the discontinuation of the London Interbank Offered Rate. Effective January 1, 2023 (the “Effective Date”), the Fund’s benchmark therefore will change to the ICE BofA 3-Month U.S. Treasury Bill Index. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	In the “Performance Information” section of the Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

Average Annual Total Returns - PENN MUTUAL AM STRATEGIC INCOME FUND		1 Year	Since Inception	Inception Date
I Shares		2.36%	3.64%	Jul. 02, 2018
I Shares | After Taxes on Distributions		0.59%	2.25%	Jul. 02, 2018
I Shares | After Taxes on Distributions and Sales		1.53%	2.22%	Jul. 02, 2018
ICE BofA 3-month U.S. Treasury Bill Index	[1]	0.05%	1.15%	Jul. 02, 2018
ICE BofA 3-month USD LIBOR Index		0.16%	1.26%	Jul. 02, 2018
[1]	On January 1, 2023, the Fund’s benchmark changed from the ICE BofA 3-Month USD LIBOR Index to the ICE BofA 3-Month U.S. Treasury Bill Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the anticipated phase out of the London Interbank Offered Rate and that the ICE BofA 3-Month U.S. Treasury Bill Index is an appropriate benchmark for the Fund.